Reconciliation of Defined Benefit Pension Plans Obligations, Assets and Funded Status (Detail) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Projected benefit obligation, beginning of period	$ 156	$ 146
Service cost	6	6
Interest cost	5	5
Actuarial loss/(gain)	33	(3)
Benefit payments	(5)	(5)
Settlements	(3)	(2)
Foreign exchange and other	(26)	9
Projected benefit obligation, end of period	166	156
Change in plan assets:
Employer contributions	8	7
Settlements	(3)	(2)
Benefits paid	(5)	(5)
Fair value of plan assets, end of year	0	0
Under funded status of the plans	(166)	(156)
Amounts recognized in the combined balance sheets:
Current liability	(5)	(6)
Noncurrent liability	(161)	(150)
Net liability recognized at December 31	$ (166)	$ (156)